Other capital (Details Narrative) $ / shares in Units, $ in Thousands		12 Months Ended
	Jan. 17, 2023 shares $ / shares	Dec. 31, 2022 USD ($) shares $ / shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($) shares
IfrsStatementLineItems [Line Items]
Compensation expenses | $		$ 142	$ 107	$ (51)
Number of options, granted		2,000	23,200	7,200
Weighted average exercise price, exercisable | $ / shares		$ 27.74
Weighted average remaining contractual life		4 years 10 months 20 days
Deferred share unit [member]
IfrsStatementLineItems [Line Items]
Compensation expenses | $		$ 402	$ 204	$ 112
Number of options, granted		80,000	11,200	4,800
2018 long term incentive plan [member]
IfrsStatementLineItems [Line Items]
Percentage of issued and outstanding common shares		11.40%
2018 long term incentive plan [member] | Nonadjusting event [member]
IfrsStatementLineItems [Line Items]
Number of options, granted	14,000
Weighted average exercise price, exercisable | $ / shares	$ 3.75
Weighted average remaining contractual life	7 years
Vesting description	will vest over a period of three years
Stock option plan prior to 2014 amendment [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Expected life of options granted		10 years
Stock option plan after to 2014 amendment [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Expected life of options granted		7 years